UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22730

 NAME OF REGISTRANT:                     JNL Strategic Income Fund
                                         LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1 Corporate Way
                                         Lansing, MI 48951

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Steven J. Fredricks
                                         Jackson National Asset Management,
                                         LLC
                                         225 West Wacker Drive, Suite
                                         1200
                                         Chicago, IL 60606

 REGISTRANT'S TELEPHONE NUMBER:          312-338-5800

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

JNL/PPM America Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
 NBCUNIVERSAL ENTERPRISE, INC.                                                               Agenda Number:  934187700
--------------------------------------------------------------------------------------------------------------------------
        Security:  63946CAE8
    Meeting Type:  Annual
    Meeting Date:  28-May-2015
          Ticker:
            ISIN:  US63946CAE84
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ELECTION OF SERIES A PREFERRED DIRECTOR:                  Mgmt          For                            For
       BERNARD C. WATSON, PH.D.




--------------------------------------------------------------------------------------------------------------------------
 PIMCO                                                                                       Agenda Number:  933998265
--------------------------------------------------------------------------------------------------------------------------
        Security:  72202D106
    Meeting Type:  Special
    Meeting Date:  31-Jul-2014
          Ticker:  PCI
            ISIN:  US72202D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN INVESTMENT MANAGEMENT                       Mgmt          For                            For
       AGREEMENT BETWEEN THE FUND AND PACIFIC
       INVESTMENT MANAGEMENT COMPANY LLC.




--------------------------------------------------------------------------------------------------------------------------
 PIMCO                                                                                       Agenda Number:  934127449
--------------------------------------------------------------------------------------------------------------------------
        Security:  72202D106
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2015
          Ticker:  PCI
            ISIN:  US72202D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CRAIG A. DAWSON                                           Mgmt          For                            For
       BRADFORD K. GALLAGHER                                     Mgmt          For                            For
       JAMES A. JACOBSON                                         Mgmt          For                            For



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         JNL Strategic Income Fund LLC
By (Signature)       /s/ Mark D. Nerud
Name                 Mark D. Nerud
Title                President
Date                 08/26/2015